Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables

	2018 £m	2017 £m
		Revised

Trade payables	3,557	2,298

Duty, excise and other taxes	3,519	3,577

Accrued charges and deferred income	2,038	1,807

FII GLO deferred income (note 6(b))	963	963

Social security and other taxation	55	50

Sundry payables	1,554	1,271

	11,686	9,966

Current	10,631	8,908

Non-current	1,055	1,058

	11,686	9,966